LOANS (Details 4) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of loans and receivables [Line Items]
Gross Amount Registered	$ 4,941,777	$ 3,887,301
Collateral Guarantees	1,196,882	1,079,367
Allowance Recognized	(5,618,481)	(4,261,444)
Financial assets individually assessed for credit losses [member]
Disclosure of loans and receivables [Line Items]
Allowance Recognized	1,491,033	799,494
Without recognized provision [Member]
Disclosure of loans and receivables [Line Items]
Gross Amount Registered	367,252	401,344
Collateral Guarantees	806,906	692,943
Without recognized provision [Member] | Financial assets individually assessed for credit losses [member]
Disclosure of loans and receivables [Line Items]
Allowance Recognized	0	0
With recognized provision [Member]
Disclosure of loans and receivables [Line Items]
Gross Amount Registered	4,574,525	3,485,957
Collateral Guarantees	389,976	386,424
Allowance Recognized	1,491,033	799,494
Commercial loans [member]
Disclosure of loans and receivables [Line Items]
Gross Amount Registered	4,153,165	3,418,985
Collateral Guarantees	471,033	429,807
Commercial loans [member] | Financial assets individually assessed for credit losses [member]
Disclosure of loans and receivables [Line Items]
Allowance Recognized	1,363,315	724,522
Commercial loans [member] | Without recognized provision [Member]
Disclosure of loans and receivables [Line Items]
Gross Amount Registered	180,527	262,831
Collateral Guarantees	242,366	208,604
Commercial loans [member] | Without recognized provision [Member] | Financial assets individually assessed for credit losses [member]
Disclosure of loans and receivables [Line Items]
Allowance Recognized	0	0
Commercial loans [member] | With recognized provision [Member]
Disclosure of loans and receivables [Line Items]
Gross Amount Registered	3,972,638	3,156,154
Collateral Guarantees	228,667	221,203
Allowance Recognized	1,363,315	724,522
Consumer loans [member]
Disclosure of loans and receivables [Line Items]
Gross Amount Registered	233	141
Collateral Guarantees	0	0
Consumer loans [member] | Financial assets individually assessed for credit losses [member]
Disclosure of loans and receivables [Line Items]
Allowance Recognized	70	47
Consumer loans [member] | With recognized provision [Member]
Disclosure of loans and receivables [Line Items]
Gross Amount Registered	233	141
Collateral Guarantees	0	0
Allowance Recognized	70	47
Mortgage [member]
Disclosure of loans and receivables [Line Items]
Gross Amount Registered	1,907	1,907
Collateral Guarantees	0	0
Mortgage [member] | Financial assets individually assessed for credit losses [member]
Disclosure of loans and receivables [Line Items]
Allowance Recognized	781	827
Mortgage [member] | With recognized provision [Member]
Disclosure of loans and receivables [Line Items]
Gross Amount Registered	1,907	1,907
Collateral Guarantees	0	0
Allowance Recognized	781	827
Lease receivables [member]
Disclosure of loans and receivables [Line Items]
Gross Amount Registered	786,472	466,268
Collateral Guarantees	725,849	649,560
Lease receivables [member] | Financial assets individually assessed for credit losses [member]
Disclosure of loans and receivables [Line Items]
Allowance Recognized	126,867	74,098
Lease receivables [member] | Without recognized provision [Member]
Disclosure of loans and receivables [Line Items]
Gross Amount Registered	186,725	138,513
Collateral Guarantees	564,540	484,339
Lease receivables [member] | Without recognized provision [Member] | Financial assets individually assessed for credit losses [member]
Disclosure of loans and receivables [Line Items]
Allowance Recognized	0	0
Lease receivables [member] | With recognized provision [Member]
Disclosure of loans and receivables [Line Items]
Gross Amount Registered	599,747	327,755
Collateral Guarantees	161,309	165,221
Allowance Recognized	$ 126,867	$ 74,098